N-2 - USD ($)				3 Months Ended
		Jun. 05, 2026	Jun. 02, 2026	May 31, 2026	Feb. 28, 2026	Nov. 30, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023
Cover [Abstract]
Entity Central Index Key		0000892992
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Nuveen Arizona Quality Municipal Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (as a percentage of offering price)
Maximum Sales Charge	1.00	%*
Offering Costs(1)	0.08%
Dividend Reinvestment Plan Fees (2)	$2.50

*	The maximum sales charge for offerings made at-the-market is 1.00%. Fund shareholders will pay all offering expenses involved with this offering.
(1)	Assuming a Common Share offering price of $12.94 (the closing price of the Common Shares on the NYSE on June 2, 2026).
(2)
You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.50
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.08%
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Shares(3)
Annual Expenses
Management Fees	0.97%
Interest and Other Related Expenses(4)	2.08%
Other Expenses(5)	0.16%
Total Annual Expenses	3.21%
(3)	Stated as annualized percentages of average net assets attributable to Common Shares for the six month period ended February 28, 2026 (unaudited).
(4)	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the six month period ended February 28, 2026 (unaudited). The types of leverage used by the Fund during the six month period ended February 28, 2026 (unaudited) are described in the Fund Leverage and the Notes to Financial Statements sections of the Fund's annual report. Actual Interest and Other Related Expenses incurred in the future maybe higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund’s interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund’s use of leverage will increase the amount of management fees paid to the Fund’s adviser and sub-advisor(s).
(5)
Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.

Management Fees [Percent]	[4]	0.97%
Interest Expenses on Borrowings [Percent]	[4],[5]	2.08%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[6]	0.16%
Total Annual Expenses [Percent]	[4]	3.21%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses including the applicable transaction fees (referred to as the “Maximum Sales Charge” in the fee table above), if any, and estimated offering costs, that a Common Shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The example assumes that all dividends and other distributions are reinvested in the Fund and that the Fund’s Annual Total Expenses, as provided above, remain the same. The example also assumes a transaction fee of 1.00%, as a percentage of the offering price, and a 5% annual return.
1

1 Year	3 Years	5 Years	10 Years
$43	$109	$177	$358
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

1
The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[7]	$ 43
Expense Example, Years 1 to 3	[7]	109
Expense Example, Years 1 to 5	[7]	177
Expense Example, Years 1 to 10	[7]	$ 358
Purpose of Fee Table , Note [Text Block]
The purpose of the table and the example below is to help you understand all fees and expenses that you, as a shareholder of Common Shares (“Common Shareholder”), would bear directly or indirectly. The table shows the expenses of the Fund as a percentage of the average net assets applicable to Common Shares, and not as a percentage of total assets or Managed Assets (as defined in the accompanying prospectus).

Basis of Transaction Fees, Note [Text Block]		(as a percentage of offering price)
Other Transaction Fees, Note [Text Block]		Assuming a Common Share offering price of $12.94 (the closing price of the Common Shares on the NYSE on June 2, 2026).
Other Expenses, Note [Text Block]		Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
TRADING AND NET ASSET VALUE INFORMATION
The following table shows for the periods indicated: (i) the high and low sales prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the corresponding NAV per share, and (iii) the premium/(discount) to NAV per share at which the Common Shares were trading as of such date. The Fund’s Common Shares have historically traded both at premiums and discounts in relation to the Fund’s NAV per share. The Fund cannot predict whether its Common Shares will trade at a premium or discount to NAV in the future. The Board of Trustees has currently determined that, at least annually, it will consider action that might be taken to reduce or eliminate any material discount from NAV in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at NAV, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers will actually reduce market discount.
	Closing Market Price per		NAV per Common Share on		Premium/(Discount) on
	Common Share		Date of Market Price		Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
May 2026	$12.98	$11.77	$11.57	$11.40	12.19%	3.25%
February 2026	$12.16	$11.87	$11.91	$11.65	2.10%	1.89%
November 2025	$12.09	$11.66	$11.79	$11.63	2.54%	0.26%
August 2025	$11.90	$11.51	$11.07	$11.22	7.50%	2.58%
May 2025	$13.44	$11.45	$12.16	$11.20	10.53%	2.23%
February 2025	$12.70	$11.28	$12.17	$12.09	4.35%	(6.70)%
November 2024	$12.29	$11.54	$12.49	$12.35	(1.60)%	(6.56)%
August 2024	$11.77	$10.68	$12.73	$12.33	(7.54)%	(13.38)%
May 2024	$11.05	$10.55	$12.76	$12.33	(13.40)%	(14.44)%
February 2024	$10.94	$10.57	$12.63	$12.39	(13.38)%	(14.69)%
November 2023	$10.47	$9.26	$12.36	$11.20	(15.29)%	(17.32)%

The NAV per Common Share, the market price and percentage of premium/(discount) to NAV per Common Share on June 2, 2026 was $11.65, $12.94 and 11.07%, respectively. As of June 2, 2026, the Fund had 12,828,929 Common Shares outstanding, and net assets applicable to Common Shares of $149,478,386. See “Repurchase of Fund Shares; Conversion to Open-End Fund” in the accompanying prospectus.

Common Stock [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 11.77	$ 11.87	$ 11.66	$ 11.51	$ 11.45	$ 11.28	$ 11.54	$ 10.68	$ 10.55	$ 10.57	$ 9.26
Highest Price or Bid				12.98	12.16	12.09	11.90	13.44	12.70	12.29	11.77	11.05	10.94	10.47
Lowest Price or Bid, NAV				11.40	11.65	11.63	11.22	11.20	12.09	12.35	12.33	12.33	12.39	11.20
Highest Price or Bid, NAV				$ 11.57	$ 11.91	$ 11.79	$ 11.07	$ 12.16	$ 12.17	$ 12.49	$ 12.73	$ 12.76	$ 12.63	$ 12.36
Highest Price or Bid, Premium (Discount) to NAV [Percent]				12.19%	2.10%	2.54%	7.50%	10.53%	4.35%	(1.60%)	(7.54%)	(13.40%)	(13.38%)	(15.29%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				3.25%	1.89%	0.26%	2.58%	2.23%	(6.70%)	(6.56%)	(13.38%)	(14.44%)	(14.69%)	(17.32%)
Share Price			$ 12.94
NAV Per Share			$ 11.65
Latest Premium (Discount) to NAV [Percent]			11.07%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			12,828,929
Common Stock Adjusted for Offering [Member]
General Description of Registrant [Abstract]
NAV Per Share			$ 11.76
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			14,128,929

[1]	The maximum sales charge for offerings made at-the-market is 1.00%. Fund shareholders will pay all offering expenses involved with this offering.
[2]	You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.
[3]	Assuming a Common Share offering price of $12.94 (the closing price of the Common Shares on the NYSE on June 2, 2026).
[4]	Stated as annualized percentages of average net assets attributable to Common Shares for the six month period ended February 28, 2026 (unaudited).
[5]	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the six month period ended February 28, 2026 (unaudited). The types of leverage used by the Fund during the six month period ended February 28, 2026 (unaudited) are described in the Fund Leverage and the Notes to Financial Statements sections of the Fund's annual report. Actual Interest and Other Related Expenses incurred in the future maybe higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund’s interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund’s use of leverage will increase the amount of management fees paid to the Fund’s adviser and sub-advisor(s).
[6]	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.
[7]	The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.